[FIRST AMERICAN LOGO]

MINNESOTA
MUNICIPAL
INCOME
FUND II


JANARY 31, 2003
ANNUAL REPORT

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MINNESOTA MUNICIPAL
INCOME FUND II


PRIMARY INVESTMENTS

A wide range of Minnesota municipal securities rated investment-grade or of comparable quality when purchased. The Fund's investments may include futures contracts, options on futures contracts, options, and interest-rate swaps, caps, and floors, which involve additional risks. The successful use of these hedging instruments depends upon the advisor's ability to forecast price and interest rates correctly.

FUND OBJECTIVE

First American Minnesota Municipal Income Fund II (the "Fund") is a nondiversified, closed-end management investment company. The investment objective of the Fund is to provide high current income exempt from both regular federal income tax and regular Minnesota personal income tax. The Fund's income and capital gains may be subject to federal and/or Minnesota alternative minimum tax. Investors should consult their tax advisors. As with other investment companies, there can be no assurance the Fund will achieve its objective.

OUR IMAGE-GEORGE WASHINGTON
HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN.

TABLE OF CONTENTS

  2  Fund Overview

  7  Financial Statements

 10  Notes to Financial
     Statements

 19  Investments in
     Securities

 23  Independent Auditors'
     Report

 24  Federal Income Tax
     Information

 25  Shareholder Update


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

[CHART]

TOTAL RETURN
Based on Net Asset Value ("NAV") from commencement of operations on October 31, 2002, through January 31, 2003.

FIRST AMERICAN MINNESOTA
 MUNICIPAL INCOME FUND II           2.07%
Lipper General Municipal
 Bond Funds: Leveraged Average      1.97%
Lehman Brothers Municipal
 Long Bond Index                    1.44%


Total return is through January 31, 2003, and is based on the change in NAV. It reflects the reinvestment of distributions but does not reflect sales charges. NAV-based performance is used to measure investment management results. - Total return based on the change in market price for the since-inception period ended January 31, 2003, was -0.90%. This return assumes reinvestment of all distributions and reflects sales charges on those distributions as described in the Fund's dividend-reinvestment plan, but not on initial purchases. Total investment return calculated for a period less than one year is not annualized - PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THIS INVESTMENT. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return, NAV, and market price of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as this Fund, often trade at discounts to NAV; therefore, you may be unable to realize the full NAV of your shares when you sell. - The Lipper General Municipal Bond Funds: Leveraged Average represents the total return, with distributions reinvested, of leveraged perpetual and term-trust national closed-end municipal funds as characterized by Lipper Inc. The Lehman Brothers Municipal Long Bond Index is comprised of municipal bonds with more than 22 years to maturity and an average credit quality of AA. The index is unmanaged and does not include any fees or expenses in its total return figures.

FUND OVERVIEW

FIRST AMERICAN MINNESOTA MUNICIPAL INCOME FUND II GENERATED A TOTAL RETURN OF 2.07% BASED ON ITS NAV FROM ITS INCEPTION ON OCTOBER 31, 2002, THROUGH THE END OF THE FUND'S FISCAL YEAR ON JANUARY 31, 2003. The Fund's competitive group, the Lipper General Municipal Bond Funds: Leveraged Average, earned an average return of 1.97% over the same period. The Lehman Brothers Municipal Long Bond Index, the benchmark comparison for the Fund, which reflects no fees and expenses, returned 1.44%.

WE THANK YOU FOR PUTTING YOUR TRUST IN OUR MONEY MANAGEMENT CAPABILITIES AND CHOOSING TO INVEST IN THE FUND. In the three months that the Fund was in operation during the past fiscal year, we began to structure a portfolio designed to generate competitive income that is generally free of both federal income tax and Minnesota state personal income tax. In addition, currently the income generated by the Fund is not subject to federal and/or Minnesota alternative minimum tax. During that Fund Management time, we began to invest the Fund's assets in accordance with its objective. However, as of fiscal year end, we had not yet received the proceeds from our

[CHART]

PORTFOLIO COMPOSITION
As a percentage of total assets on January 31, 2003

General Obligations               24%
Health Care Revenue               20%
Education Revenue                 13%
Leasing Revenue                   13%
Housing Revenue                   11%
Utility Revenue                    9%
Economic Development Revenue       5%
Recreation Authority Revenue       3%
Other Assets                       2%


[SIDENOTE]

FUND MANAGEMENT

DOUG WHITE, CFA
is primarily responsible for the management of the Fund. He has 20 years of financial experience.

CATHERINE STIENSTRA
assists with the management of the Fund. She has 15 years of financial experience.

scheduled preferred shares offering. As such, the Fund's structure will not be complete until these proceeds have been invested.

IN THE OPENING MONTHS OF THE FUND'S OPERATION, THE U.S. ECONOMY CONTINUED TO EXPERIENCE A "SLOW-MOTION" RECOVERY. The economic environment remained unsettled, particularly as concerns about a pending war with Iraq and other geopolitical tensions mounted. Consumer and business spending failed to keep pace with expectations, and as a result, economic growth slowed. The Federal Reserve lowered short-term interest rates 0.50% in November in an effort to spur the economy. Nevertheless, interest rates continued to move lower. As of January 31, 2003, the yield on the Bond Buyer 40 Index, a measure of long-term municipal bond rates, dropped to 5.15%, from 5.45% on January 31, 2002.

THE FUND IS EMPHASIZING BONDS WITH A LONGER DURATION, A STRATEGY THAT HELPED US TAKE ADVANTAGE OF BENEFICIAL INTEREST-RATE TRENDS. Longer-maturity bonds tend to pay a more attractive yield and also enjoy the best price performance in an environment of declining interest rates. Our more aggressive interest-rate stance helped the Fund generate solid returns over the initial months of operation. Heavier-than-average positions in securities issued for health care and transportation purposes benefited the Fund as those sectors enjoyed solid relative returns.

CREDIT QUALITY BREAKDOWN
As of January 31, 2003, according to Standard & Poor's and Moody's Investors Service

AAA/Aaa                                25%
AA/Aa                                  25%
A                                      22%
BBB/Baa                                14%
Nonrated                               14%
==========================================
                                      100%

DURING THE SHORTENED FISCAL YEAR, THE FUND PAID ONE DIVIDEND. THE DIVIDEND PAYOUT AMOUNTED TO 6.625 CENTS PER COMMON SHARE. We also are beginning to create a dividend reserve, which is designed to help protect the level of dividend payouts in times when market conditions change. It is important to remember that even with our dividend reserve strategy, the Fund's dividend is subject to change.

AN IMPORTANT FACTOR AFFECTING THE MUNICIPAL BOND MARKET IS A DRAMATIC INCREASE IN THE SUPPLY OF NEW BOND ISSUES. During the past year, the number of new municipal bond issues in Minnesota jumped by 40%. While investor demand for tax-free bonds managed to keep up with the growing supply, this is an issue we will continue to monitor closely in 2003.

TO HELP OFFSET CONCERNS ABOUT THE RISKS OF ANY INDIVIDUAL SECURITY, WE ARE STRUCTURING THE PORTFOLIO ACROSS A WIDE VARIETY OF MUNICIPAL SECTORS. This can be seen in the chart on page 2. In recent months, it became apparent that Minnesota was on the verge of a significant budget crisis. The state is faced with a $4.2 billion budget deficit in the coming years. A major independent bond rating service has put the state on a "credit watch" list, which could potentially result in a downgrading of the state's bond rating. While this factor has not yet significantly impacted the market for Minnesota municipal bonds, we are watching it closely.

THE FUND RECENTLY ISSUED PREFERRED SHARES, WHICH WILL PROVIDE A LEVERAGE COMPONENT TO OUR PORTFOLIO MIX. This strategy, although it creates certain risks, is designed to help us generate more dividend income for common shareholders. (See page 6 for an explanation of the Fund's borrowing through the issuance of preferred shares.)

OUR INVESTMENT FOCUS IS PRIMARILY ON QUALITY ISSUERS. Specifically, we expect that approximately 90% of our portfolio will be made up of bonds that are considered investment grade. These are securities issued by entities that have earned one of the four highest ratings provided by independent bond rating

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agencies. The remainder of the Fund will be invested in nonrated bonds that we have deemed to be comparable to investment-grade quality. It is important to point out that we carefully analyze each nonrated issue with the support of our experienced research team before we invest in these securities.

DESPITE AN UNSETTLED ECONOMIC ENVIRONMENT, WE'RE OPTIMISTIC ABOUT THE OUTLOOK IN THE MONTHS AHEAD. While the U.S. economy has managed to avoid slipping back into a recession, it doesn't appear that the recovery is likely to be rapid in the early months of 2003. We expect Minnesota to generally follow in the path of the nation as a whole. The slower-than-expected economic recovery has clearly had implications for the state's budget, a matter we will continue to watch closely. We're also monitoring the President's proposal to eliminate most taxes on dividends paid to stockholders of corporations. It's conceivable that such a change in the tax law could affect how investors view the tax-free benefits of municipal bonds. But the outcome of that legislation is uncertain at this time, as is the potential impact it could have on the municipal bond market. While we anticipate that interest rates would begin to edge higher if the economy shows signs of improvement later in the year, we don't look for any dramatic shift in rates in the near future. Therefore, we will maintain a more aggressive interest-rate stance in the near term until it becomes more evident that the environment has shifted. Once again, we wish to express our appreciation for your investment in the First American Minnesota Municipal Income Fund II.


Sincerely,

/s/ Mark Jordahl

Mark Jordahl
Chief Investment Officer
U.S. Bancorp Asset Management, Inc.

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PREFERRED SHARES

The preferred shares issued by the Fund pay dividends at a specified rate and have preference over common shares in the payments of dividends and the liquidation of assets. Rates paid on preferred shares are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (preferred shares are rated AAA by Moody's and S&P) and high liquidity (preferred shares trade at par and are remarketed every seven days). The proceeds from the sale of preferred shares are invested at intermediate- and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred shares, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred shares is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if their Fund did not have any preferred shares outstanding. This type of economic environment is unusual and historically has been short term in nature. Investors should also be aware that the issuance of preferred shares results in the leveraging of common shares, which increases the volatility of both the NAV of the Fund and the market value of common shares.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  January 31, 2003
.................................................................................

ASSETS:
Investments in securities at market value* (note
  2)..............................................  $ 21,170,321
Accrued interest receivable.......................       317,056
Other assets......................................        28,128
                                                    ------------
  Total assets....................................    21,515,505
                                                    ------------
LIABILITIES:
Accrued investment management fee (note 4)........         6,301
Bank overdraft....................................        62,682
Accrued administrative fee (note 4)...............         3,633
Other accrued expenses............................         7,855
                                                    ------------
  Total liabilities...............................        80,471
                                                    ------------

  Net assets applicable to outstanding common
    shares........................................  $ 21,435,034
                                                    ============
NET ASSETS APPLICABLE TO OUTSTANDING COMMON SHARES
  CONSIST OF:
Common shares and additional paid-in capital......  $ 21,053,974
Undistributed net investment income...............       112,600
Accumulated net realized gain on investments......        17,811
Unrealized appreciation of investments............       250,649
                                                    ------------

  Net assets applicable to outstanding common
    shares........................................  $ 21,435,034
                                                    ============

  *Investments in securities at identified cost...  $ 20,919,672
                                                    ============
NET ASSET VALUE AND MARKET PRICE OF COMMON SHARES:
Net assets applicable to outstanding common
  shares..........................................  $ 21,435,034
Common shares outstanding (authorized 200 million
  shares of $0.01 par value)......................     1,472,506
Net asset value per share.........................  $      14.56
Market price per share............................  $      14.80

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

           2003 ANNUAL REPORT  7  MINNESOTA MUNICIPAL INCOME FUND II

FINANCIAL STATEMENTS continued

STATEMENT OF OPERATIONS  For the Period from October 31, 2002* to January 31,
2003
.................................................................................

INCOME:
Interest..........................................  $   250,679
                                                    -----------
EXPENSES (NOTE 4):
Investment management fee.........................       20,711
Administrative fee................................       10,504
Custodian fees....................................          788
Transfer agent fees...............................        3,444
Registration fees.................................          114
Reports to shareholders...........................        2,017
Directors' fees...................................           38
Audit and legal fees..............................        3,346
Other expenses....................................        2,192
                                                    -----------
  Total expenses..................................       43,154
                                                    -----------
Less: Waiver of expenses..........................       (2,629)
                                                    -----------
  Total net expenses..............................       40,525
                                                    -----------

  Net investment income...........................      210,154
                                                    -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gain on investments in securities
  (note 3)........................................       17,811
Net change in unrealized appreciation or
  depreciation of investments.....................      250,649
                                                    -----------

  Net gain on investments.........................      268,460
                                                    -----------

    Net increase in net assets applicable to
      common shares resulting from operations.....  $   478,614
                                                    ===========

------------------------
*Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

           2003 ANNUAL REPORT  8  MINNESOTA MUNICIPAL INCOME FUND II

STATEMENT OF CHANGES IN NET ASSETS For the Period from October 31, 2002* to January 31, 2003
.................................................................................

OPERATIONS:
Net investment income.............................  $    210,154
Net realized gain on investments in securities....        17,811
Net change in unrealized appreciation or
  depreciation of investments.....................       250,649
                                                    ------------

  Net increase in net assets applicable to common
    shares resulting from operations..............       478,614
                                                    ------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income........................       (97,554)
                                                    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from initial public offering of 1,350,000
  common shares...................................    20,250,000
Proceeds from issuance of 115,839 common shares in
  connection with exercising an overallotment
  option granted to underwriters of the initial
  public offering.................................     1,737,585
Underwriting discounts and offering expenses
  associated with the issuance of common shares...    (1,033,616)
                                                    ------------
    Increase in net assets from capital share
      transactions................................    20,953,969
                                                    ------------

        Total increase in net assets applicable to
          common shares...........................    21,335,029
Net assets applicable to common shares at
  beginning of period.............................       100,005
                                                    ------------

Net assets applicable to common shares at end of
  period..........................................  $ 21,435,034
                                                    ============

Undistributed net investment income...............  $    112,600
                                                    ============

------------------------
*Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

           2003 ANNUAL REPORT  9  MINNESOTA MUNICIPAL INCOME FUND II

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
.............................
                First American Minnesota Municipal Income Fund II, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, closed-end management investment company. The Fund commenced operations on October 31, 2002. Prior to the commencement of operations, the Fund had no operations other than the issuance of 6,667 common shares for $100,005 to U.S. Bancorp Asset Management, Inc. ("USBAM"). The Fund invests in a wide range of Minnesota municipal securities rated investment grade or of comparable quality when purchased. These securities may include futures contracts, options on futures contracts, options, and interest rate swaps, caps, and floors. Fund shares are listed on the American Stock Exchange under the symbol MXN.

                The Fund concentrates its investments in Minnesota and therefore, may have more credit risk related to the economic conditions of Minnesota than a portfolio with a broader geographical diversification.

(2) SUMMARY OF SIGNIFICANT
    ACCOUNTING POLICIES
.............................
                INVESTMENTS IN SECURITIES
                Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable, or not reflective of market value, portfolio securities are valued according to procedures adopted by the Fund's board of directors in good faith at "fair value," that is, a price that the Fund might reasonably expect to receive for the security or other asset upon its current sale. As of January 31, 2003, the Fund had no fair-valued securities.

           2003 ANNUAL REPORT  10  MINNESOTA MUNICIPAL INCOME FUND II

                Security valuations for the Fund's investments are furnished by one or more independent pricing services that have been approved by the Fund's board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

                Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost which approximates market value.

                Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including accretion of bond discount and amortization of premium, is recorded on an accrual basis.

           2003 ANNUAL REPORT  11  MINNESOTA MUNICIPAL INCOME FUND II

               NOTES TO FINANCIAL STATEMENTS continued

                FUTURES TRANSACTIONS
                To gain exposure to or protect itself from changes in the market, the Fund may buy and sell interest rate futures contracts. Risks of entering into futures contracts and related options include the possibility there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

                Upon entering into a futures contract, the Fund is required to deposit, in segregated accounts with its custodian, either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. As of January 31, 2003, the Fund had no outstanding futures contracts.

                SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                Delivery and payment for securities that have been purchased by the Fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund's net asset value if the Fund makes such purchases while remaining

           2003 ANNUAL REPORT 12 MINNESOTA MUNICIPAL INCOME FUND II substantially fully invested. As of January 31, 2003, the Fund had no outstanding when-issued or forward-commitments.

                TAXES
                Federal
                The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The Fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of market discount amortization. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the Fund.

                The tax character of distributions paid during the period from October 31, 2002 (commencement of operations) to January 31, 2003 was as follows:

Distributions paid from:
Tax exempt income.................................  $  97,554

                At January 31, 2003, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income.....................  $  17,811
Undistributed tax exempt income...................    111,499
Unrealized appreciation...........................    251,750
                                                    ---------
Accumulated earnings..............................  $ 381,060
                                                    =========

           2003 ANNUAL REPORT  13  MINNESOTA MUNICIPAL INCOME FUND II

               NOTES TO FINANCIAL STATEMENTS continued

                State
                Minnesota taxable net income is based generally on federal taxable income. The portion of any tax-exempt dividends paid by the Fund that is derived from interest on Minnesota municipal bonds will be excluded from Minnesota taxable net income of individuals, estates, and trusts, provided that the portion of the tax-exempt dividends paid from these obligations represents 95% or more of the exempt-interest dividends paid by the Fund. The remaining portion of these dividends, and dividends that are not exempt-interest dividends or capital gains distributions, will be included in the Minnesota taxable net income of individuals, estates, and trusts, except for dividends directly attributable to interest on obligations of the U.S. government, its territories and possessions.

                DISTRIBUTIONS TO SHAREHOLDERS
                Distributions from net investment income are made monthly for common shareholders. Common share distributions are recorded as of the close of business on the ex-dividend date. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the Fund's dividend reinvestment plan, reinvested in additional common shares of the Fund. Under the dividend reinvestment plan, common shares will be purchased in the open market.

                After the issuance of any preferred shares, monthly distributions to common shareholders will consist of net investment income remaining after the payment of dividends on the preferred shares. If the Fund realizes capital gains or other taxable income, it will be required to allocate this income between the common shares and

           2003 ANNUAL REPORT 14 MINNESOTA MUNICIPAL INCOME FUND II the preferred shares in proportion to the total dividends paid to each class for the year in which the income is paid.

                REPURCHASE AGREEMENTS AND OTHER SHORT-TERM SECURITIES
                The Fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the Fund in the event of a default.

                The Fund may invest in money market funds that are a series of First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, USBAM reimburses the Fund an amount equal to the investment advisory fee earned by FAF related to such investments. For financial statement purposes, this reimbursement is recorded as investment income.

                USE OF ESTIMATES
                The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

           2003 ANNUAL REPORT  15  MINNESOTA MUNICIPAL INCOME FUND II

               NOTES TO FINANCIAL STATEMENTS continued

                OFFERING COSTS
                USBAM has agreed to pay all offering costs (other than the sales load) that exceed $0.03 per common share. The Fund's share of offering costs ($44,175) were recorded as a reduction of the proceeds from the sale of common shares.

(3) INVESTMENT SECURITY
    TRANSACTIONS
.............................
                Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the period ended January 31, 2003, aggregated $25,027,229 and $4,195,340, respectively.

(4) EXPENSES
.............................
                INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                Pursuant to an investment advisory agreement (the "Agreement"), USBAM, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides USBAM with a monthly investment management fee equal to an annualized rate of 0.40% of the Fund's average weekly net assets, including assets attributable to any preferred shares that may be outstanding. USBAM has contractually agreed to limit its fee to an annualized rate of 0.35% of average weekly net assets through October 31, 2007. For its fee, USBAM provides investment advice and in general, conducts the management and investment activities of the Fund.

                Pursuant to an administration agreement (the "Administration Agreement"), USBAM provides administrative services, including certain legal and shareholder services to the Fund. Under the Administration Agreement, USBAM receives a monthly fee in an amount equal to an annualized rate of 0.20% of the Fund's average weekly net assets including assets attributable to any preferred shares that may be outstanding. For its fee, the USBAM provides numerous

           2003 ANNUAL REPORT 16 MINNESOTA MUNICIPAL INCOME FUND II services to the Fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various record-keeping services. Under the Administration Agreement, USBAM has retained SEI Investments Inc. as a sub-administrator to perform net asset value calculations.

                OTHER FEES AND EXPENSES
                In addition to the investment management, administrative, and auction agent fees, the Fund is responsible for paying most other operating expenses including: outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing, and accounting services, insurance, interest, taxes, and other miscellaneous expenses.

                During the period ended January 31, 2003, fees for custody services were paid to U.S. Bank.

(5) SUBSEQUENT EVENT --
    PREFERRED SHARES
    OFFERING
.............................
                On March 10, 2003, the Fund issued 520 preferred shares at $25,000 per share for $13,000,000. This amount represents 38% of the Fund's total net assets as of March 10, 2003. The net proceeds to the Fund after expenses incurred in connection with the offering were $12,745,000. The initial dividend rate for the preferred shares is 0.875% for March 10 - March 16, 2003. The dividend on the preferred shares is adjusted every seven days, as determined by the auction agent.

           2003 ANNUAL REPORT  17  MINNESOTA MUNICIPAL INCOME FUND II

NOTES TO FINANCIAL STATEMENTS continued

(6) FINANCIAL HIGHLIGHTS
.............................
                Per-share data for a common share outstanding throughout the period and selected information for the period is as follows:

FIRST AMERICAN MINNESOTA MUNICIPAL INCOME FUND II

                                                     PERIOD FROM
                                                     10/31/02* TO
                                                       1/31/03
                                                     ------------
 PER-SHARE DATA
 Net asset value, common shares, beginning of
   period..........................................     $14.33
                                                        ------
 Operations:
   Net investment income...........................       0.14
   Net realized and unrealized gains on
     investments...................................       0.19
                                                        ------

     Total from operations.........................       0.33
                                                        ------
 Distributions to common shareholders:
   From net investment income......................      (0.07)
                                                        ------
 Offering costs....................................      (0.03)
                                                        ------

 Net asset value, common shares, end of period.....     $14.56
                                                        ======

 Market value common shares, end of period.........     $14.80
                                                        ======
 SELECTED INFORMATION
 Total return, common shares, net asset
   value (a).......................................       2.07%
 Total return, common shares, market value (b).....      (0.90)%
 Net assets at end of period (in millions).........     $   21
 Ratio of expenses to average weekly net assets
   applicable to common shares before fee
   waivers (c).....................................       0.82%
 Ratio of net investment income to average weekly
   net assets applicable to common shares before
   fee waivers (c).................................       3.95%
 Ratio of expenses to average weekly net assets
   applicable to common shares after fee
   waivers (c).....................................       0.77%
 Ratio of net investment income to average weekly
   net assets applicable to common shares after fee
   waivers (c).....................................       4.00%
 Portfolio turnover rate (excluding short-term
   securities) (d).................................         20%

  *  COMMENCEMENT OF OPERATIONS.
(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE. PERCENTAGE HAS NOT BEEN ANNUALIZED.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN. PERCENTAGE HAS NOT BEEN ANNUALIZED.
(c)  ANNUALIZED.
(d)  NOT ANNUALIZED.

           2003 ANNUAL REPORT  18  MINNESOTA MUNICIPAL INCOME FUND II

INVESTMENTS IN SECURITIES

FIRST AMERICAN MINNESOTA MUNICIPAL INCOME FUND II         January 31, 2003
                                                   Principal            Market
Description of Security                              Amount           Value (a)
-------------------------------------------------  ----------        ------------

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO NET ASSETS APPLICABLE TO
OUTSTANDING COMMON SHARES)
MUNICIPAL LONG-TERM SECURITIES -- 98.5%
  ECONOMIC DEVELOPMENT REVENUE -- 4.9%
    Fairview Health Care (Callable 11/15/10
      at 101), 6.38%, 11/15/29.............        $1,000,000        $ 1,058,090
                                                                     -----------

  EDUCATION REVENUE -- 13.3%
    Higher Education Facility - St. Catherine's
      College (Callable 10/1/12 at 100), 5.38%,
      10/1/32...............................       1,000,000           1,002,540
    Higher Education Facility - St. Mary's
      College (Callable 10/1/03 at 101), 6.10%,
      10/1/16...............................         500,000             508,225
    Maplewood Education Facility - Mounds Park
      Academy Project (Callable 9/1/03 at 102),
      7.00%, 9/1/23.........................         300,000             307,368
    St. Paul Housing and Redevelopment Authority,
      St. Paul Academy and Summit School
      (Callable 10/1/09 at 100), 5.50%,
      10/1/24...............................       1,000,000           1,027,980
                                                                     -----------
                                                                       2,846,113
                                                                     -----------

  GENERAL OBLIGATIONS -- 24.3%
    Anoka-Hennepin Independent School District
      (Callable 2/1/10 at 100), 5.38%, 2/1/13...     500,000             546,655
    Lakeville Independent School District (FGIC)
      (Callable 2/1/13 at 100), 5.00%, 2/1/22...   1,000,000 (b)       1,022,920
    Minneapolis Sports Arena Project
      (Callable 4/1/08 at 100), 5.20%,
      10/1/24...............................         400,000             408,704
    Ramsey County General Obligation
      (Callable 1/1/12 at 100), 4.75%, 1/1/24....  1,000,000             994,710
    Robbinsdale Independent School District (FSA)
      (Callable 2/1/12 at 100), 5.00%, 2/1/21...   1,000,000 (b)       1,026,980
    St. Michael Independent School District
      (Callable 2/1/09 at 100), 4.88%, 2/1/18...     695,000             712,611
    St. Peter General Obligation (MBIA)
      (Callable 9/1/10 at 100), 5.00%, 9/1/24....    500,000 (b)         501,545
                                                                     -----------
                                                                       5,214,125
                                                                     -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

           2003 ANNUAL REPORT  19  MINNESOTA MUNICIPAL INCOME FUND II

INVESTMENTS IN SECURITIES continued

FIRST AMERICAN MINNESOTA MUNICIPAL INCOME FUND II
(CONTINUED)
                                                   Principal         Market
Description of Security                            Amount            Value (a)
-------------------------------------------------  ----------        ------------

  HEALTH CARE REVENUE -- 20.1%
    Bemidji Health Care Facilities (RAAI)
      (Callable 9/1/12 at 100), 5.00%, 9/1/31....  $1,000,000 (b)    $   980,570
    Cuyuna Range Hospital District
      (Callable 6/1/07 at 102), 6.00%, 6/1/29....    250,000             238,882
    Fergus Falls Health Care Facility - Lake
      Region Hospital (Callable 12/1/05 at 102),
      6.50%, 12/1/25........................         500,000             507,375
    Fergus Falls Health Care Facility - Lutheran
      Brethren Retirement Home (Callable 11/1/04
      at 102),
      7.00%, 11/1/19........................         250,000             247,295
    Glencoe Health Care Facilities
      (Callable 4/1/11 at 101), 7.50%, 4/1/31....    300,000             308,544
    Golden Valley Health Care Facility - Covenant
      Retirement Communities (Callable 12/1/09
      at 101), 5.50%, 12/1/25..............          600,000             573,672
    Minneapolis Health Care Facility - Allina
      Health Systems (Callable 11/15/12 at 100),
      5.75%, 11/15/32.......................         300,000             305,745
    New Hope Housing and Health Care Facility -
      Masonic Home North Ridge (Callable 3/1/09
      at 102),
      5.75%, 3/1/15.........................         250,000             247,075
    St. Paul Housing and Redevelopment Authority
      - Regions Hospital (Callable 5/15/09
      at 100),
      5.25%, 5/15/18........................         500,000             492,985
    Worthington Hospital Revenue
      (Callable 3/1/03 at 100), 6.50%,
      12/1/11...............................         410,000             403,481
                                                                     -----------
                                                                       4,305,624
                                                                     -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

           2003 ANNUAL REPORT  20  MINNESOTA MUNICIPAL INCOME FUND II

FIRST AMERICAN MINNESOTA MUNICIPAL INCOME FUND II
(CONTINUED)
                                                   Principal         Market
Description of Security                            Amount            Value (a)
-------------------------------------------------  ----------        ------------

  HOUSING REVENUE -- 10.8%
    Eden Prairie Multifamily Housing (GNMA)
      (Callable 1/20/08 at 102), 5.60%,
      7/20/28...............................       $ 500,000 (b)     $   512,495
    Hopkins Multifamily Housing Project
      (Callable 4/1/07 at 102), 6.25%, 4/1/15....    500,000             526,275
    Southeastern Multi-County Housing and
      Redevelopment Authority (Callable 1/1/10
      at 100), 6.75%, 1/1/31...............          320,000             309,459
    Washington County Housing and Redevelopment
      Authority (Callable 10/1/12 at 100),
      4.70%, 10/1/26........................       1,000,000             972,920
                                                                     -----------
                                                                       2,321,149
                                                                     -----------

  LEASE REVENUE -- 13.5%
    Hopkins Housing and Redevelopment Authority
      (MBIA) (Callable 2/1/13 at 100), 5.00%,
      2/1/23................................       1,000,000 (b)       1,017,330
    Otter Tail County Housing and Redevelopment
      Authority (Callable 2/1/13 at 100), 5.00%,
      2/1/19................................         825,000             832,112
    St. Paul Port Authority Office Building
      Facility (Callable 12/1/12 at 100), 5.25%,
      12/1/27...............................       1,000,000           1,030,000
                                                                     -----------
                                                                       2,879,442
                                                                     -----------

  RECREATION AUTHORITY REVENUE -- 2.6%
    Moorhead Golf Course (Callable 12/1/08
      at 100), 5.88%, 12/1/21..............          250,000             254,290
    St. Paul Port Authority Hotel Facility
      (Callable 8/1/08 at 103), 7.38%, 8/1/29....    300,000             299,412
                                                                     -----------
                                                                         553,702
                                                                     -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

           2003 ANNUAL REPORT  21  MINNESOTA MUNICIPAL INCOME FUND II

INVESTMENTS IN SECURITIES continued

FIRST AMERICAN MINNESOTA MUNICIPAL INCOME FUND II
(CONTINUED)
                                                   Principal            Market
Description of Security                            Amount/Shares        Value (a)
-------------------------------------------------  -------------        ------------

  UTILITY REVENUE -- 9.0%
    Chaska Electric Revenue (Callable 10/1/10
      at 100), 6.10%, 10/1/30..............         $1,000,000          $ 1,052,350
    Southern Minnesota Municipal Power Agency
      (MBIA) (Prerefunded to 1/1/13, callable
      3/24/03 at 102), 5.75%, 1/1/18......             850,000 (b) (c)      869,754
                                                                        -----------
                                                                          1,922,104
                                                                        -----------

    Total Municipal Long-Term Securities
      (cost: $20,849,700)...................                             21,100,349
                                                                        -----------
MONEY MARKET FUND -- 0.3%
    Federated Minnesota Municipal Cash Trust
      (cost: $69,972).......................            69,972               69,972
                                                                        -----------

    Total Investments in Securities
      (cost: $20,919,672) (d)...................................        $21,170,321
                                                                        ===========

NOTES TO INVESTMENTS IN SECURITIES:

(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(b)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
   FGIC-FINANCIAL GUARANTY INSURANCE CORPORATION
   FSA-FINANCIAL SECURITY ASSURANCE
   GNMA-GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   MBIA-MUNICIPAL BOND INSURANCE ASSOCIATION
   RAAI-RADIAN ASSET ASSURANCE INC
(c) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THE BOND MATURES AT THE DATE AND PRICE INDICATED.
(d) AT JANUARY 31, 2003, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $20,918,571. THE DIFFERENCE BETWEEN FEDERAL TAX COST AND BOOK COST IS DUE TO THE TAX DEFERRAL OF MARKET DISCOUNT ACCRETION. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:


GROSS UNREALIZED APPRECIATION.....................  $ 256,860
GROSS UNREALIZED DEPRECIATION.....................     (5,110)
                                                    ---------
NET UNREALIZED APPRECIATION.......................  $ 251,750
                                                    =========

           2003 ANNUAL REPORT  22  MINNESOTA MUNICIPAL INCOME FUND II

INDEPENDENT Auditors' Report

THE BOARD OF DIRECTORS AND SHAREHOLDERS
FIRST AMERICAN MINNESOTA MUNICIPAL INCOME FUND II, INC.

We have audited the accompanying statement of assets and liabilities of First American Minnesota Municipal Income Fund II, Inc., including the schedule of investments in securities, as of January 31, 2003, and the related statements of operations and changes in net assets, and the financial highlights for the period from October 31, 2002 (commencement of operations) to January 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2003, with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First American Minnesota Municipal Income Fund II, Inc. at January 31, 2003, the results of its operations, the change in its net assets, and the financial highlights for the period from October 31, 2002 (commencement of operations) to January 31, 2003, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Minneapolis, Minnesota
March 10, 2003

           2003 ANNUAL REPORT  23  MINNESOTA MUNICIPAL INCOME FUND II

FEDERAL INCOME TAX INFORMATION

The following per-share information describes the federal tax treatment of the distribution made during the fiscal year. Exempt-interest dividends are exempt from federal income tax and should not be included in your gross income, but need to be reported on your income tax return for informational purposes. Please consult a tax advisor on how to report this distribution at the state and local levels.

COMMON SHARE INCOME DISTRIBUTION (INCOME FROM TAX-EXEMPT SECURITIES, 100.00% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS)

PAYABLE DATE                                         AMOUNT
------------                                        --------
January 9, 2003...................................  $0.06625

           2003 ANNUAL REPORT  24  MINNESOTA MUNICIPAL INCOME FUND II

SHAREHOLDER Update

                TERMS AND CONDITIONS OF THE DIVIDEND REINVESTMENT PLAN
                As a shareholder, you will be automatically enrolled in the Fund's Dividend Reinvestment Plan (the "Plan"). It's a convenient and economical way to buy additional shares of the Fund by automatically reinvesting dividends and capital gains. The Plan is administered by EquiServe, the plan administrator.

                Shareholders may elect not to participate in the Plan and to receive all dividends in cash by sending written instructions to EquiServe at the address set forth below. Participation in the Plan may be terminated or resumed at any time without penalty by contacting EquiServe before the dividend record date; otherwise, the termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

                ELIGIBILITY/PARTICIPATION
                In the event you opt out of the Plan, you may resume participation in the Plan at any time. Reinvestment of distributions will begin with the next distribution paid, provided your request is received at least 10 days before the record date for that distribution.

                If your shares are in certificate form, you may re-join the Plan directly and have your distributions reinvested in additional shares of the Fund. To re-enroll in this Plan, call EquiServe at 800-426-5523. If your shares are registered in your brokerage firm's name or another name, ask the holder of your shares how you may resume participation.

                Banks, brokers, or nominees, on behalf of their beneficial owners who wish to reinvest dividend and

           2003 ANNUAL REPORT  25  MINNESOTA MUNICIPAL INCOME FUND II

               SHAREHOLDER Update continued

                capital gains distributions, may resume participation in the Plan by informing EquiServe at least 10 days before the next dividend and/or capital gains distribution.

                PLAN ADMINISTRATION
                Whenever the Fund declares a dividend or other capital gain distribution payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. EquiServe will buy shares of the Fund on the American Stock Exchange or elsewhere on the open market ("open-market purchases"), beginning on the payment date.

                The Fund will not issue any new shares in connection with the Plan. All reinvestments will be at a weighted average price per share of all shares purchased in an open-market to fill the combined purchase order. Each participant will pay a pro rata share of brokerage commissions incurred in connection with the open-market purchases. The number of shares allocated to you is determined by dividing the amount of the dividend or distribution by the applicable price per share.

                There is no direct charge for reinvestment of dividends and capital gains, since EquiServe fees are paid for by the Fund. However, each participant pays a pro rata portion of the brokerage commissions. Brokerage charges are expected to be lower than those for individual transactions because shares are purchased for all participants in blocks. As long as you continue to participate in the Plan, distributions paid on the shares in your account will be reinvested.

           2003 ANNUAL REPORT  26  MINNESOTA MUNICIPAL INCOME FUND II

                EquiServe maintains accounts for Plan participants holding shares in certificate form and will furnish written confirmation of all transactions, including information you need for tax records. Reinvested shares in your account will be held by EquiServe in noncertificated form in your name.

                TAX INFORMATION
                Distributions invested in additional shares of the Fund are subject to income tax, to the same extent as if received in cash. Shareholders, as required by the Internal Revenue Service, will receive Form 1099 regarding the federal tax status of the prior year's distributions.

                PLAN WITHDRAWAL
                If you hold your shares in certificate form, you may terminate your participation in the Plan at any time by giving written notice to EquiServe. If your shares are registered in your brokerage firm's name, you may terminate your participation via verbal or written instructions to your investment professional. Written instructions should include your name and address as they appear on the certificate or account.

                If notice is received at least 10 days before the record date, all future distributions will be paid directly to the shareholder of record.

                If your shares are issued in certificate form and you discontinue your participation in the Plan, you (or your nominee) will receive an additional certificate for all full shares and a check for any fractional shares in your account.

           2003 ANNUAL REPORT  27  MINNESOTA MUNICIPAL INCOME FUND II

               SHAREHOLDER Update continued

                PLAN AMENDMENT/TERMINATION
                The Fund reserves the right to amend or terminate the plan. The Fund will give you at least 30 days advance written notice if it makes a material amendment to or terminates the Plan.

                Any questions about the Plan should be directed to your investment professional or to EquiServe Trust Company, N.A., P.O. Box 43011, Providence, RI, 02940-3011, 800-426-5523.

           2003 ANNUAL REPORT  28  MINNESOTA MUNICIPAL INCOME FUND II

                 (This page has been left blank intentionally)

SHAREHOLDER UPDATE continued

DIRECTORS AND OFFICERS OF THE FUND
INDEPENDENT DIRECTORS

                                            POSITION(S)
                                             HELD WITH
 NAME, ADDRESS, AND AGE                         FUND       TERM OF OFFICE AND LENGTH OF TIME SERVED
 --------------------------------------------------------------------------------------------------
 Roger A. Gibson (56)                      Director        Term expiring earlier of death,
 U.S. Bancorp Asset Management, Inc.                       resignation, removal, disqualification,
 800 Nicollet Mall                                         or successor duly elected and qualified.
 Minneapolis, Minnesota 55402                              Director of MXN since October 2002.
 --------------------------------------------------------------------------------------------------
 Leonard W. Kedrowski (61)                 Director        Term expiring earlier of death,
 U.S. Bancorp Asset Management, Inc.                       resignation, removal, disqualification,
 800 Nicollet Mall                                         or successor duly elected and qualified.
 Minneapolis, Minnesota 55402                              Director of MXN since October 2002.
 --------------------------------------------------------------------------------------------------
 Richard K. Riederer (58)                  Director        Term expiring earlier of death,
 U.S. Bancorp Asset Management, Inc.                       resignation, removal, disqualification,
 800 Nicollet Mall                                         or successor duly elected and qualified.
 Minneapolis, Minnesota 55402                              Director of MXN since October 2002.
 --------------------------------------------------------------------------------------------------
 Joseph D. Strauss (62)                    Director        Term expiring earlier of death,
 U.S. Bancorp Asset Management, Inc.                       resignation, removal, disqualification,
 800 Nicollet Mall                                         or successor duly elected and qualified.
 Minneapolis, Minnesota 55402                              Director of MXN since October 2002.
 --------------------------------------------------------------------------------------------------
 Virginia L. Stringer (58)                 Chair;          Chair term three years. Director term
 U.S. Bancorp Asset Management, Inc.       Director        expiring earlier of death, resignation,
 800 Nicollet Mall                                         removal, disqualification, or successor
 Minneapolis, Minnesota 55402                              duly elected and qualified. Chair of
                                                           MXN's Board since 2002; Director of MXN
                                                           since October 2002.
 --------------------------------------------------------------------------------------------------
 James M. Wade (59)                        Director        Term expiring earlier of death,
 U.S. Bancorp Asset Management, Inc.                       resignation, removal, disqualification,
 800 Nicollet Mall                                         or successor duly elected and qualified.
 Minneapolis, Minnesota 55402                              Director of MXN since October 2002.

           2003 ANNUAL REPORT  30  MINNESOTA MUNICIPAL INCOME FUND II

                                                                                                               OTHER
                                                                          NUMBER OF PORTFOLIOS IN          DIRECTORSHIPS
                                             PRINCIPAL OCCUPATION(S)           FUND COMPLEX                   HELD BY
 NAME, ADDRESS, AND AGE                        DURING PAST 5 YEARS         OVERSEEN BY DIRECTOR              DIRECTOR =
 --------------------------------------------------------------------------------------------------------------------------------
 Roger A. Gibson (56)                     Vice President, Cargo --        First American Funds                  None
 U.S. Bancorp Asset Management, Inc.      United Airlines, since July     Complex: fourteen
 800 Nicollet Mall                        2001; Vice President, North     registered investment
 Minneapolis, Minnesota 55402             America-Mountain Region for     companies, including
                                          United Airlines from 1995 to    seventy-one portfolios.
                                          2001.
 --------------------------------------------------------------------------------------------------------------------------------
 Leonard W. Kedrowski (61)                Owner, Executive and            First American Funds                  None
 U.S. Bancorp Asset Management, Inc.      Management Consulting, Inc.,    Complex: fourteen
 800 Nicollet Mall                        a management consulting firm,   registered investment
 Minneapolis, Minnesota 55402             since 1992; Chief Executive     companies, including
                                          Officer, Creative Promotions    seventy-one portfolios.
                                          International, LLC, a
                                          promotional award programs and
                                          products company, since 1999;
                                          Board member, GC McGuiggan
                                          Corporation (DBA Smyth
                                          Companies), a label printer,
                                          since 1993; Advisory Board
                                          member, Designer Doors,
                                          manufacturer of designer doors
                                          from 1998 to 2002; acted as
                                          CEO of Graphics Unlimited from
                                          1996 to 1998.
 --------------------------------------------------------------------------------------------------------------------------------
 Richard K. Riederer (58)                 Retired; President and Chief    First American Funds                  None
 U.S. Bancorp Asset Management, Inc.      Executive Officer, Weirton      Complex: fourteen
 800 Nicollet Mall                        Steel from 1995 to 2001;        registered investment
 Minneapolis, Minnesota 55402             Director, Weirton Steel from    companies, including
                                          1993 to 2001.                   seventy-one portfolios.
 --------------------------------------------------------------------------------------------------------------------------------
 Joseph D. Strauss (62)                   Chairman of FAF's and FAIF's    First American Funds                  None
 U.S. Bancorp Asset Management, Inc.      Boards from 1993 to September   Complex: fourteen
 800 Nicollet Mall                        1997 and of FASF's Board from   registered investment
 Minneapolis, Minnesota 55402             June 1996 to September 1997;    companies, including
                                          President of FAF and FAIF from  seventy-one portfolios.
                                          June 1989 to November 1989;
                                          Owner and Executive Officer,
                                          Excensus-TM- LLC, a consulting
                                          firm, since 2001; Owner and
                                          President, Strauss Management
                                          Company, a Minnesota holding
                                          company for various
                                          organizational management
                                          business ventures, since 1993;
                                          Owner, Chairman and Chief
                                          Executive Officer, Community
                                          Resource Partnerships, Inc., a
                                          strategic planning, operations
                                          management, government
                                          relations, transportation
                                          planning and public relations
                                          organization, since 1993;
                                          attorney at law.
 --------------------------------------------------------------------------------------------------------------------------------
 Virginia L. Stringer (58)                Owner and President, Strategic  First American Funds                  None
 U.S. Bancorp Asset Management, Inc.      Management Resources, Inc., a   Complex: fourteen
 800 Nicollet Mall                        management consulting firm,     registered investment
 Minneapolis, Minnesota 55402             since 1993; Executive           companies, including
                                          Consultant for State Farm       seventy-one portfolios.
                                          Insurance Company since 1997;
                                          formerly President and
                                          Director, The Inventure Group,
                                          a management consulting and
                                          training company; President,
                                          Scott's, Inc., a
                                          transportation company, and
                                          Vice President of Human
                                          Resources, The Pillsbury
                                          Company.
 --------------------------------------------------------------------------------------------------------------------------------
 James M. Wade (59)                       Owner and President, Jim Wade   First American Funds                  None
 U.S. Bancorp Asset Management, Inc.      Homes, a homebuilding company,  Complex: fourteen
 800 Nicollet Mall                        since 1999.                     registered investment
 Minneapolis, Minnesota 55402                                             companies, including
                                                                          seventy-one portfolios.

           2003 ANNUAL REPORT  31  MINNESOTA MUNICIPAL INCOME FUND II

SHAREHOLDER UPDATE continued

INTERESTED DIRECTOR

                                            POSITION(S)
                                             HELD WITH
 NAME, ADDRESS, AND AGE                         FUND       TERM OF OFFICE AND LENGTH OF TIME SERVED
 --------------------------------------------------------------------------------------------------
 John M. Murphy, Jr. (61)*                 Director        Term expiring earlier of death,
 U.S. Bancorp Asset Management, Inc.                       resignation, removal, disqualification,
 800 Nicollet Mall                                         or successor duly elected and qualified.
 Minneapolis, Minnesota 55402                              Director of MXN since October 2002.
 --------------------------------------------------------------------------------------------------

OFFICERS

                                            POSITION(S)
                                             HELD WITH
          NAME, ADDRESS, AND AGE                FUND       TERM OF OFFICE AND LENGTH OF TIME SERVED
 --------------------------------------------------------------------------------------------------
 Thomas S. Schreier, Jr. (40)**            President       Re-elected by the Board annually;
 U.S. Bancorp Asset Management, Inc.                       President of MXN since October 2002.
 800 Nicollet Mall
 Minneapolis, Minnesota 55402
 --------------------------------------------------------------------------------------------------
 Mark S. Jordahl (42)**                    Vice            Re-elected by the Board annually; Vice
 U.S. Bancorp Asset Management, Inc.       President-      President-Investments of MXN since
 800 Nicollet Mall                         Investments     October 2002.
 Minneapolis, Minnesota 55402
 --------------------------------------------------------------------------------------------------
 Jeffery M. Wilson (46)**                  Vice            Re-elected by the Board annually; Vice
 U.S. Bancorp Asset Management, Inc.       President-      President-Administration of MXN since
 800 Nicollet Mall                         Administration  October 2002.
 Minneapolis, Minnesota 55402
 --------------------------------------------------------------------------------------------------
 Robert H. Nelson (39)**                   Treasurer       Re-elected by the Board annually;
 U.S. Bancorp Asset Management, Inc.                       Treasurer of MXN since October 2002.
 800 Nicollet Mall
 Minneapolis, Minnesota 55402
 --------------------------------------------------------------------------------------------------
 James D. Alt (51)                         Secretary       Re-elected by the board annually;
 50 South Sixth Street, Suite 1500                         Secretary of MXN since October 2002.
 Minneapolis, Minnesota 55402
 --------------------------------------------------------------------------------------------------
 Michael J. Radmer (57)                    Assistant       Re-elected by the board annually;
 50 South Sixth Street, Suite 1500         Secretary       Assistant Secretary of MXN since October
 Minneapolis, Minnesota 55402                              2002.
 --------------------------------------------------------------------------------------------------
 Kathleen L. Prudhomme (49)                Assistant       Re-elected by the board annually;
 50 South Sixth Street, Suite 1500         Secretary       Assistant Secretary of MXN since October
 Minneapolis, Minnesota 55402                              2002.

           2003 ANNUAL REPORT  32  MINNESOTA MUNICIPAL INCOME FUND II

                                                                                                               OTHER
                                                                              NUMBER OF PORTFOLIOS IN      DIRECTORSHIPS
                                              PRINCIPAL OCCUPATION(S)               FUND COMPLEX              HELD BY
 NAME, ADDRESS, AND AGE                         DURING PAST 5 YEARS             OVERSEEN BY DIRECTOR         DIRECTOR =
 ------------------------------------------------------------------------------------------------------------------------
 John M. Murphy, Jr. (61)*                 Retired; Executive Vice         First American Funds Complex:        None
 U.S. Bancorp Asset Management, Inc.       President, U.S. Bancorp from    fourteen registered investment
 800 Nicollet Mall                         January 1999 to December 2002;  companies, including
 Minneapolis, Minnesota 55402              Minnesota State Chairman-U.S.   seventy-one portfolios.
                                           Bancorp from 2000 to December
                                           2002; Chairman and Chief
                                           Investment Officer, First
                                           American Asset Management and
                                           U.S. Bank Trust, N.A., and
                                           Executive Vice President, U.S.
                                           Bancorp from 1991 to 1999.
 ------------------------------------------------------------------------------------------------------------------------


                                              PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS, AND AGE                         DURING PAST 5 YEARS
 ------------------------------------------------------------------------
 Thomas S. Schreier, Jr. (40)**            Chief Executive Officer of
 U.S. Bancorp Asset Management, Inc.       U.S. Bancorp Asset
 800 Nicollet Mall                         Management, Inc. since May
 Minneapolis, Minnesota 55402              2001; Chief Executive Officer
                                           of First American Asset
                                           Management from December 2000
                                           through May 2001 and of
                                           Firstar Investment & Research
                                           Management Company from
                                           February 2001 through May
                                           2001; Senior Managing Director
                                           and Head of Equity Research of
                                           U.S. Bancorp Piper Jaffray
                                           from October 1998 through
                                           December 2000; Senior Airline
                                           Analyst and a Director of
                                           Equity Research of Credit
                                           Suisse First Boston through
                                           1998
 ------------------------------------------------------------------------
 Mark S. Jordahl (42)**                    Chief Investment Officer of
 U.S. Bancorp Asset Management, Inc.       U.S. Bancorp Asset
 800 Nicollet Mall                         Management, Inc. since
 Minneapolis, Minnesota 55402              September 2001; President and
                                           Chief Investment Officer, ING
                                           Investment Management-Americas
                                           from September 2000 to June
                                           2001; Senior Vice President
                                           and Chief Investment Officer,
                                           ReliaStar Financial Corp. from
                                           January 1998 to September
                                           2000; Executive Vice President
                                           and Managing Director,
                                           Washington Square Advisers
                                           from January 1996 to December
                                           1997.
 ------------------------------------------------------------------------
 Jeffery M. Wilson (46)**                  Senior Managing Director of
 U.S. Bancorp Asset Management, Inc.       U.S. Bancorp Asset
 800 Nicollet Mall                         Management, Inc. since May
 Minneapolis, Minnesota 55402              2001; Senior Vice President of
                                           First American Asset
                                           Management through May 2001.
 ------------------------------------------------------------------------
 Robert H. Nelson (39)**                   Chief Operating Officer and
 U.S. Bancorp Asset Management, Inc.       Senior Vice President of U.S.
 800 Nicollet Mall                         Bancorp Asset Management, Inc.
 Minneapolis, Minnesota 55402              since May 2001; Senior Vice
                                           President of First American
                                           Asset Management from 1998 to
                                           May 2001 and of Firstar
                                           Investment & Research
                                           Management Company from
                                           February 2001 to May 2001;
                                           Senior Vice President of Piper
                                           Capital Management Inc.
                                           through 1998.
 ------------------------------------------------------------------------
 James D. Alt (51)                         Partner, Dorsey & Whitney LLP,
 50 South Sixth Street, Suite 1500         a Minneapolis-based law firm
 Minneapolis, Minnesota 55402
 ------------------------------------------------------------------------
 Michael J. Radmer (57)                    Partner, Dorsey & Whitney LLP,
 50 South Sixth Street, Suite 1500         a Minneapolis-based law firm
 Minneapolis, Minnesota 55402
 ------------------------------------------------------------------------
 Kathleen L. Prudhomme (49)                Partner, Dorsey & Whitney LLP,
 50 South Sixth Street, Suite 1500         a Minneapolis-based law firm
 Minneapolis, Minnesota 55402

           2003 ANNUAL REPORT  33  MINNESOTA MUNICIPAL INCOME FUND II

SHAREHOLDER UPDATE continued

*Mr. Murphy is considered an "interested" Director because of his ownership of securities issued by U.S. Bancorp.

**Messrs. Schreier, Jordahl, Wilson, and Nelson are each officers of U.S.
  Bancorp Asset Management, Inc., which serves as investment advisor for MXN.

=Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

FAF   First American Funds, Inc.
FAIF  First American Investment Funds, Inc.
FASF  First American Strategy Funds, Inc.

           2003 ANNUAL REPORT  34  MINNESOTA MUNICIPAL INCOME FUND II

BOARD OF DIRECTORS


ROGER GIBSON
Director of Minnesota Municipal Income Fund II
Vice President-Cargo, United Airlines

LEONARD KEDROWSKI
Director of Minnesota Municipal Income Fund II
Owner and President of Executive and Management Consulting, Inc.

JOHN MURPHY JR.
Director of Minnesota Municipal Income Fund II
Retired; former Executive Vice President of U.S. Bancorp

RICHARD RIEDERER
Director of Minnesota Municipal Income Fund II
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS
Director of Minnesota Municipal Income Fund II
Former Chairman of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

VIRGINIA STRINGER
Director of Minnesota Municipal Income Fund II
Owner and President of Strategic Management Resources, Inc.

JAMES WADE
Director of Minnesota Municipal Income Fund II
Owner and President of Jim Wade Homes

[FIRST AMERICAN LOGO]

MINNESOTA MUNICIPAL INCOME FUND II
2003 ANNUAL REPORT

U.S. Bancorp Asset Management, Inc., a subsidiary of U.S. Bank National Association, is a separate entity and wholly owned subsidiary of U.S. Bancorp.


[GRAPHIC] This document is printed on paper containing 10% postconsumer waste.


3/2003    2015-03    MXN-AR